Expense Example - Rareview Systematic Equity ETF [Member]	Apr. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 274
Expense Example, with Redemption, 3 Years	906
Expense Example, with Redemption, 5 Years	1,564
Expense Example, with Redemption, 10 Years	$ 3,324